Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings per share for the three and six months ended June 30, 2026 and 2025:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Net income	$17,409,564	$6,720,233	$45,820,768	$3,467,011
Less: Net loss attributable to holders of earnout shares	—	(1,036,198)	—	(764,178)
Net income attributable to TOYO Co., Ltd.’s shareholders	$17,409,564	$5,684,035	$45,820,768	$2,702,833

Weighted average number of ordinary share outstanding– basic	38,193,043	34,480,116	37,937,402	34,040,373

Earnings per share – basic	$0.46	$0.16	$1.21	$0.08
Weighted average number of ordinary share outstanding– diluted	38,535,995	34,480,116	38,116,031	34,040,373
Earnings per share –diluted	$0.45	$0.16	$1.20	$0.08

Schedule of Anti-Dilutive Shares

The weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings per share are as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Public Warrants	—	4,600,000	—	4,600,000
Private Warrants	—	212,240	—	212,240
Other Warrants	—	157,767	—	157,767
RDO Warrants	4,545,456	—	4,545,456	—
AMI Warrants	—	50,000	—	33,880
Total	4,545,456	5,020,007	4,545,456	5,003,887